Property, plant and equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,075,441
Ending balance	2,116,820	$ 2,075,441
Total (excluding right-of-use assets)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,075,441
Ending balance	2,116,820	2,075,441
Total (excluding right-of-use assets) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,736,078	3,328,495
Additions during the period	114,357	416,326
Additions through business combinations		266,995
Transfer from advance payments	15,047	125,785
Disposals	(3,315)	(241,095)
Effects of movement in exchange rates	(3,936)	(160,428)
Ending balance	3,858,231	3,736,078
Total (excluding right-of-use assets) | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,660,637)	(1,614,234)
Charge for the period	82,524	333,876
Impairment	4,061	34,903
Disposals	3,072	235,690
Effects of movement in exchange rates	2,739	86,686
Ending balance	(1,741,411)	(1,660,637)
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,400,241
Ending balance	1,382,174	1,400,241
Towers and tower equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,961,567	2,829,528
Additions during the period	8,402	(20,994)
Additions through business combinations		266,110
Reclassification	38,836	176,625
Transfer from advance payments	12,774	100,578
Disposals	(1,540)	(239,350)
Effects of movement in exchange rates	(13,409)	(150,930)
Ending balance	3,006,630	2,961,567
Towers and tower equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,561,326)	(1,575,315)
Charge for the period	65,573	268,999
Impairment	4,001	34,702
Disposals	1,302	234,117
Effects of movement in exchange rates	5,142	83,573
Ending balance	(1,624,456)	(1,561,326)
Fiber assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	305,150
Ending balance	327,494	305,150
Fiber assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	364,182	250,690
Additions during the period	8,764	70,905
Reclassification	21,944	10,991
Transfer from advance payments	15	16,412
Effects of movement in exchange rates	9,281	15,184
Ending balance	404,186	364,182
Fiber assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(59,032)	(5,354)
Charge for the period	14,971	54,152
Impairment		201
Effects of movement in exchange rates	(2,689)	675
Ending balance	(76,692)	(59,032)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	61,753
Ending balance	64,468	61,753
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	63,586	56,268
Additions during the period	20	1,489
Additions through business combinations		885
Reclassification	2,055	1,992
Transfer from advance payments	720	6,754
Effects of movement in exchange rates	(24)	(3,802)
Ending balance	66,357	63,586
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,833)	(1,637)
Charge for the period	74	315
Effects of movement in exchange rates	18	119
Ending balance	(1,889)	(1,833)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,871
Ending balance	7,101	10,871
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,308	22,198
Additions during the period	363	7,453
Reclassification	(3,069)	4,231
Transfer from advance payments		33
Disposals	(1,113)	(459)
Effects of movement in exchange rates	(265)	(1,148)
Ending balance	28,224	32,308
Furniture and office equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,437)	(17,157)
Charge for the period	807	5,800
Impairment	60
Disposals	1,108	301
Effects of movement in exchange rates	73	1,219
Ending balance	(21,123)	(21,437)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,268
Ending balance	9,306	10,268
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,277	23,458
Additions during the period	221	6,961
Disposals	(662)	(1,286)
Effects of movement in exchange rates	(279)	(1,856)
Ending balance	26,557	27,277
Motor vehicles | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(17,009)	(14,771)
Charge for the period	1,099	4,610
Disposals	662	1,272
Effects of movement in exchange rates	195	1,100
Ending balance	(17,251)	(17,009)
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	287,158
Ending balance	326,277	287,158
Capital work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	287,158	146,353
Additions during the period	96,587	350,512
Reclassification	(59,766)	(193,839)
Transfer from advance payments	1,538	2,008
Effects of movement in exchange rates	760	(17,876)
Ending balance	326,277	287,158
Right-of-use asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	963,993
Ending balance	964,621	963,993
Right-of-use asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,164,645	650,504
Additions during the period	23,076	100,832
Additions through business combinations		477,981
Disposals	(4,724)	(17,755)
Effects of movement in exchange rates	2,750	(46,917)
Ending balance	1,185,747	1,164,645
Right-of-use asset | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(200,652)	(129,853)
Charge for the period	23,973	88,961
Impairment	85	3,151
Disposals	3,870	13,237
Effects of movement in exchange rates	(286)	8,076
Ending balance	$ (221,126)	$ (200,652)